Revenues - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 539,518	¥ 420,421
Advances from sales of hotel supplies and other products	267,220	238,739
Loyalty program	58,547	44,787
Others	64,032	71,574
Deferred revenue	929,317	775,521
Recognized revenues which were included in deferred revenue	¥ 357,230	¥ 170,085	¥ 170,768